Employee and Personnel Costs - Summary of Employee Benefits (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Severance pay	$ 0.6	$ 0.6	$ 2.5